Document and Entity Information	Nov. 06, 2019
Cover [Abstract]
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001601712
Document Type	8-K
Document Period End Date	Nov. 06, 2019
Entity Registrant Name	SYNCHRONY FINANCIAL
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36560
Entity Tax Identification Number	51-0483352
Entity Address, Address Line One	777 Long Ridge Road
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	585-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SYF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false